Fees Summary	Nov. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,678,000
Previously Paid Amount	0.00
Total Fee Amount	2,855.63
Total Offset Amount	0.00
Net Fee	2,855.63
Narrative - Max Aggregate Offering Price	$ 20,678,000
Final Prospectus	true